Stock Options and Warrants - Additional Information1 (Detail) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended							12 Months Ended			12 Months Ended				12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2006	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2008 Warrants to Purchase Shares of Common Stock [Member]	Dec. 31, 2007 Private placement [Member]	Dec. 31, 2009 Private placement [Member]	Dec. 31, 2008 Private placement [Member]	Dec. 31, 2006 Private placement [Member]	Dec. 31, 2008 Minimum [Member]	Mar. 31, 2007 Brookstreet [Member]	Sep. 30, 2013 Brookstreet [Member]	Dec. 31, 2012 Brookstreet [Member]	Dec. 31, 2007 Brookstreet [Member]	Dec. 31, 2011 Brookstreet [Member]	Dec. 31, 2008 Brookstreet [Member]	Dec. 31, 2009 Brookstreet [Member] Private placement [Member]	Dec. 31, 2007 Brookstreet [Member] Private placement [Member]	Sep. 30, 2013 YKA Loan [Member] Warrants [Member]	Dec. 31, 2012 YKA Loan [Member] Warrants [Member]	Dec. 31, 2011 YKA Loan [Member] Warrants [Member]	Sep. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Jan. 31, 2013 Series A Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member] Warrants to Purchase Shares of Common Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member] Warrants Issued with Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants converted into common stock																									484,675			612,267
Common stock, shares issued	134,169,565	87,388,815		80,036,315	134,169,565		87,388,815	80,036,315		1,370,000	5,000,000	10,125,000	1,350,000			1,100,000		484,675										3,510,206	1,370,000								800,000	1							1
Net of cash fees and expenses										$ 1,200,000
Additional warrants earned														1,629,623			274,000					274,000			2,250,190					1,400,000	1,400,000	1,400,000
Warrant exercised											0.20	0.20		0.80			1.00		0.56										1.00	0.25	0.25	0.25				0.25						0.20	0.25
Deemed dividend																											337,000
Value attributable to the warrants	74,967,000	69,945,000		63,995,000	74,967,000		69,945,000	63,995,000									169,000			1,200,000
Period	0 years		5 years 7 months 6 days		6 years 1 month 6 days	5 years 8 months 12 days	5 years 8 months 9 days	6 years 1 month 17 days	5 years
Risk free interest rates	0.00%		0.88%		0.95%	0.94%	0.94%	1.81%													4.58%
Dividend yield	0.00%		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Volatility rate minimum	0.00%		124.93%		118.34%	123.63%	121.90%	81.00%													70.57%
Warrant revalued									0.56
Warrant per share	0.25				0.25
Warrant liabilities		0	0	38,000		0	0	38,000
Recorded income	0	38,000	0	871,000	0	38,000
Brookstreet Warrants outstanding														0	1,317,921	1,100,000										1,721,629									1,600,000	1,600,000	400,000	2	2,000,000			0	300,000	300,000	2
Fair market value of the warrants						$ 38,000	$ 38,000
Expiry date of warrants																							Feb. 14, 2012	Feb. 14, 2012									Jan. 31, 2013	Jan. 31, 2013						Jul. 31, 2013	Jul. 31, 2014